Sales - Other assets - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales
Other assets in the opening balance	€ 2,433	€ 2,130	€ 1,837
Business related variations	174	304	236
Changes in the scope of consolidation	11	5	24
Translation adjustment	(10)	(17)	28
Reclassifications and other items	(29)	11	5
Other assets in the closing balance	2,579	€ 2,433	€ 2,130
Restricted cash	€ 199